Payroll and social security liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Subclassifications of assets, liabilities and equities [abstract]
Schedule of Payroll and Social Security Liabilities

	2025	2024
Non-current
Social security payable	567	1,454
	567	1,454
Current
Salaries payable	8,353	4,077
Social security payable	8,060	4,821
Provision for vacations	15,707	13,314
Provision for bonuses	6,662	10,523
	38,782	32,735
Total payroll and social security liabilities	39,349	34,189